OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current assets
The components of other non-current assets are as follows:

(US$ Millions)	Dec. 31, 2022	Dec. 31, 2021
Securities - FVTPL	$2,523	$2,200
Derivative assets	170	111
Securities - FVTOCI	69	108
Restricted cash	584	356
Inventory	1,267	652
Accounts receivable	464	2
Other	140	149
Total other non-current assets	$5,217	$3,578